FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 52,346	$ 43,099	$ 35,247
Derivative financial liabilities	183,905	142,230	180,678
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	108,252	107,393	102,567
Other financial liabilities designated at fair value	35,529	32,792	34,041
Total financial liabilities measured at fair value through profit or loss	437,984	385,436	401,555
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	30,322	23,008	18,814
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,974	10,775	8,982
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,243	7,699	5,510
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,715	1,512	1,873
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	88,850	51,220	94,628
Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	33,568	34,248	36,636
Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	53,810	48,000	42,739
Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,433	3,556	3,694
Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,510	4,155	2,216
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	42	74	137
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	19,669	17,528	17,203
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,699	4,094	5,798
Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	6,119	5,557	5,342
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	5,043	5,613	5,698
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	38,240	30,503	24,577
Derivative financial liabilities	1,294	1,407	829
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	39,535	31,909	25,406
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	30,081	22,597	18,528
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	2	5
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,614	6,490	4,336
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,545	1,414	1,708
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	736	553	506
Level 1 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1	2	1
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	14,057	12,565	10,429
Derivative financial liabilities	178,463	136,694	175,788
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	96,878	96,189	90,725
Other financial liabilities designated at fair value	31,749	28,525	29,779
Total financial liabilities measured at fair value through profit or loss	379,098	333,894	355,744
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	215	390	257
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,953	10,768	8,771
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,629	1,210	1,174
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	169	96	162
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	88,058	50,624	94,077
Level 2 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	33,261	33,911	36,313
Level 2 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	50,340	44,707	39,597
Level 2 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,192	3,182	3,280
Level 2 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,498	4,128	2,200
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	12	45	75
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	19,669	17,528	17,203
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,580	3,985	5,798
Level 2 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,639	4,042	3,848
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,861	2,969	2,930
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	50	31	240
Derivative financial liabilities	4,148	4,130	4,060
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	11,374	11,204	11,842
Other financial liabilities designated at fair value	3,780	4,267	4,262
Total financial liabilities measured at fair value through profit or loss	19,352	19,633	20,405
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	26	21	29
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	21	5	206
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1	3	3
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	56	44	46
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	307	337	324
Level 3 | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,469	3,293	3,142
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	241	374	414
Level 3 | Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	11	25	15
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	30	29	62
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	118	108	0
Level 3 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,480	1,515	1,494
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 2,182	$ 2,644	$ 2,768